Shareholders' Equity (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Aggregate intrinsic value		$ 23,943,000
Total unrecognized compensation cost related to share-based compensation arrangements granted		$ 15,047,000
Expected cost recognition period, in years		4 years
Options vested and expected to be vested		899,932
Options vested and expected to vest, weighted average exercise price		$ 128.45
Weighted average remaining contractual life of exercisable options		3 years 11 months 12 days
Number of options granted		0	965,000
Weighted average exercise price of options granted		$ 0	$ 128.48
Aggregate intrinsic value of exercisable options		$ 0
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan		1,000,000
Period measuring the average closing price, in days		30 days
Percent vested and exercisable from the second anniversary of the commencement date		40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date		20.00%
Additional percentage vested and exercisable from the fourth anniversary of the commencement date		20.00%
Remaining percentage vested and exercisable from the fifth anniversary of the commencement date		20.00%
Expiration period		63 months
Options available for future grants under plan		95,000
Compensation expense		$ 3,994,000	$ 1,387,000
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense		$ 9,595,000	1,064,000
Number of options granted		1,333,850
Weighted average exercise price of options granted		$ 141.20
Percentage limited increase of benefit to be paid in the share price		100.00%
2012 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense		$ 1,858,000	$ 2,628,000	$ 28,254,000
Private Placement
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Sale of stock shares issued (in shares)	1,408,921
Sale of stock, price per share (in usd per share)	$ 131.81